NET LOSS PER SHARE	12 Months Ended
Dec. 31, 2024
NET LOSS PER SHARE
NET LOSS PER SHARE

19. NET LOSS PER SHARE

The computation of basic and diluted net income per share for the years ended December 31, 2022, 2023 and 2024 is as follows:

	For the years ended December 31,
	2022	2023	2024
	US$	US$	US$
Basic and diluted net loss per share calculation-Numerator:
Net loss for the year attributable to the Company:	(43,243)	(31,020)	(75,733)
Net loss attributed to ordinary shareholders for computing net loss per ordinary shares - basic and diluted	(43,243)	(31,020)	(75,733)
Denominator:
Weighted average ordinary shares outstanding used in computing net loss per ordinary shares – basic and diluted	246,283,328	243,135,964	258,876,120
Net loss per ordinary share attributable to ordinary shareholders—basic and diluted	(0.18)	(0.13)	(0.29)

For the years ended December 31, 2022, 2023 and 2024, the following shares outstanding were excluded from the calculation of diluted net income per ordinary shares, as their inclusion would have been anti-dilutive for the years presented:

	For the years ended December 31,
	2022	2023	2024
Shares issuable upon exercise of share options, restricted shares and RSUs	7,390,487	14,307,733	483,333